Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2024	2023
Current tax benefit	$-	$(7)
Deferred tax expense (benefit)	(27)	30
Total	$(27)	$23

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023
Deferred Tax Assets
Allowance for credit loss and other	$39	$42
Net operating loss carryforward	25	-
Total deferred tax assets	64	42

Deferred Tax Liabilities
Depreciation	19	30
Federal Home Loan Bank stock	35	31
Deferred loan cost/fees	31	29

Total deferred tax liabilities	85	90

Net deferred tax liability	$(21)	$(48)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Years ended December 31,
	2024	Effective Rate	2023	Effective Rate
Income tax expense (benefit) at Statutory rate	$(26,699)	21.0%	$22,857	21.0%
Other	(278)	0.2%	360	0.3%

Net	$(26,977)	21.2%	$23,217	21.3%